PREPAYMENTS AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due from employees	$ 151	$ 174
Hong Kong withholding tax refundable		988
Prepayments to suppliers and other third parties	2,822	806
Prepaid expenses	319	554
Other receivables	1,517	1,535
Prepayments and other current assets	$ 4,809	$ 4,057